Financial instruments risk	12 Months Ended
Jun. 30, 2022
Financial Instruments Risk
Financial instruments risk

28. Financial instruments risk

Risk management objective and policies

The Company is exposed to various risks in relation to financial instruments.

Risk management is carried out under the policies approved by the Board of Directors. The Board identifies and evaluates the risk and takes appropriate measures to minimize the risks. The nature and extent of such risks, and management’s risk management strategy are noted below.

Market risk analysis

The Company is exposed to market risk through its use of financial instruments and specifically to currency risk and interest rate risk, which result from both its operating and investing activities.

Foreign currency risk

The Company’s functional and presentation currency is Australian Dollars (AUD). Exposures to currency exchange rates arise from the Company’s overseas sales and purchases, which are primarily denominated in US dollars (USD).

To mitigate the Company’s exposure to foreign currency risk, non-AUD cash flows are monitored in their respective currencies together with movements in foreign currency exchange rates. The Company does not currently engage in any hedging activities.

Foreign currency denominated financial assets and liabilities which expose the Company to currency risk are disclosed below.

	USD	Other
30 June 2022
Financial assets	3,647,337	1,709,589
Financial liabilities	(435,265)	(1,777,492)
Total exposure	3,212,072	(67,903)

30 June 2021
Financial assets	262,029	777,660
Financial liabilities	(58,033)	(1,566,301)
Total exposure	203,996	(788,642)

The following table illustrates the sensitivity of profit and equity in relation to the Company’s financial assets and financial liabilities and the AUD:USD exchange rate “all other things being equal”. It assumes a +/- 10% change of the AUD:USD exchange rate for the year ended 30 June 2022 (2021: 10%). The percentages have been determined based on the average market volatility in exchange rates in the previous twelve months. The sensitivity analysis is based on the Company’s foreign currency financial instruments held at each reporting date.

If the AUD had strengthened against the USD by 10% (2021: 10%) then this would have had the following impact:

Profit and equity for the year	A$
30 June 2022	(292,006)
30 June 2021	(18,545)

If the AUD had weakened against the USD by 10% (2021: 10%) then this would have had the following impact:

Profit and equity for the year	A$
30 June 2022	321,207
30 June 2021	20,400

The higher foreign currency exchange rate sensitivity in profit in 2022 compared with 2021 is attributable to an increase in USD denominated cash and trade receivables.

Interest rate risk

The Company’s cash and term deposits with financial institutions are impacted by interest rate risks. Other receivables and payables have short maturities and are non-interest bearing. Management believes that the risk of interest rate movement would not have a material impact on the Company’s operations.

The Company is in the business of software development. Earning interest income is not the primary objective of the business, hence, management does not closely monitor the movements in market interest rates as these do not have a material impact on the Company’s business activities. The cash balances and term deposits are placed at the prevailing short term market interest rates with credit worthy financial institutions.

At the reporting date, the interest rate risk profile of the consolidated entity’s interest-bearing financial instruments was as follows:

		Fixed Interest maturing in:					Weighted
2022	Floating interest rate	1 year or less	Over 1 to 5 years	More than 5 years	Non-Interest bearing	Total	average interest rate
Financial assets
Cash and cash equivalents	-	-	-	-	4,083,735	4,083,735
Trade and other receivables	-	-	-	-	1,203,249	1,203,249
Term deposits	-	69,942	-	-	-	69,942	0.21%
	-	69,942	-	-	5,286,984	5,356,926
Financial liabilities
Trade and other payables	-	-	-	-	1,454,241	1,454,241
Lease liabilities					450,416	450,416
Borrowings	-	-	-	-	308,100	308,100
	-	-	-	-	2,212,757	2,212,757

		Fixed Interest maturing in:					Weighted
2021	Floating interest rate	1 year or less	Over 1 to 5 years	More than 5 years	Non-Interest bearing	Total	average interest rate
Financial assets
Cash and cash equivalents	-	-	-	-	650,731	650,731
Trade and other receivables	-	-	-	-	319,016	319,016
Term deposits	-	69,942	-	-	-	69,942	0.28%
	-	69,942	-	-	969,747	1,039,689
Financial liabilities
Trade and other payables	-	-	-	-	1,058,037	1,058,037
Lease liabilities					130,697	130,697
Borrowings	-	-	-	-	435,600	435,600
	-	-	-	-	1,624,334	1,624,334

The following table illustrates the sensitivity of profit and equity in relation to the Company’s financial assets and financial liabilities and interest rate movements “all other things being equal”. It assumes a +/- 1% change in interest rates for the year ended 30 June 2022 (2021: 1%).

If interest rates had increased by 1% then this would have had the following impact:

Profit and equity for the year	A$
30 June 2022	849
30 June 2021	699

If interest rates had decreased by 1% then this would have had the following impact:

Profit and equity for the year	A$
30 June 2022	(550)
30 June 2021	(699)

Credit risk analysis

Credit risk is the risk that a counterparty fails to discharge an obligation to the Company. The Company is exposed to credit risk from financial assets including cash and cash equivalents held at banks, trade and other receivables.

Credit risk management

The credit risk in respect of cash balances held with banks and deposits with banks are managed via diversification of bank deposits and are only with major reputable financial institutions.

Trade receivables consist of a large number of customers in various industries and geographical areas. Sales are primarily monthly subscriptions in nature and credit risk arising from trade debtors are mitigated by the Company’s ability to terminate the services provided to the debtor.

Trade receivables

The Company applies the IFRS 9 simplified model of recognising lifetime expected credit losses for all trade receivables as these items do not have a significant financing component.

In measuring expected credit losses, the trade receivables have been assessed on a collective basis as they possess shared credit risk characteristics. They have been grouped broadly based on advertising, channel partners and direct to end user customer categories.

The expected loss rates are based on the payment profile for sales over the past 12 months before 30 June 2022. The historical rates are adjusted to reflect current and forward looking macroeconomic factors affecting the customer’s ability to settle the amount outstanding. The Company has identified interest rates to be the most relevant factor and accordingly adjusts historical loss rates for expected changes in this factor. However, given the short period of credit risk exposure, the impact of this macroeconomic factor has not been considered significant within the reporting period.

Trade receivables are written off (ie derecognised) when there is no reasonable expectation of recovery. Failure to make payments within 180 days from the invoice due date and failure to engage with the Company on alternative payment arrangements amongst others are considered indicators of no reasonable expectation of recovery.

On the above basis, the expected credit loss for trade receivables as at 30 June 2022 was A$369,844 (2021: Nil).

Liquidity risk analysis

Liquidity risk is where the Company may be unable to meet its financial obligations as and when they fall due, generally due to a shortage of cleared funds. The Company manages its liquidity risk through continuously monitoring its cleared funds position by utilising short term cash budgets, considering expected cash flows from financial assets and liabilities, in particular its trade receivables and payables and negotiating extended payment terms where possible. The Company’s existing cash resources and trade receivables exceed the current cash outflow requirements.

The contractual maturity analysis of the Company’s financial instruments is noted below:

30 June 2022	3 months or less A$	Over 3 to 12 months A$	Total A$
Financial assets:
Cash and cash equivalents	4,083,735	-	4,083,735
Trade and other receivables	1,203,249	-	1,203,249
Term deposits	-	69,942	69,942
	5,286,984	69,942	5,356,926
Financial liabilities:
Trade and other payables	(1,454,241)	-	(1,454,241)
Lease liabilities	(4,407)	(446,009)	(450,416)
Borrowings	(308,100)	-	(308,100)
	(1,766,748)	(446,009)	(2,212,757)

30 June 2021	3 months or less A$	Over 3 to 12 months A$	Total A$
Financial assets:
Cash and cash equivalents	650,731	-	650,731
Trade and other receivables	319,016	-	319,016
Term deposits	-	69,942	69,942
	969,747	69,942	1,039,689
Financial liabilities:
Trade and other payables	(1,058,037)	-	(1,058,037)
Lease liabilities	(10,439)	(120,258)	(130,697)
Borrowings	(435,600)	-	(435,600)
	(1,504,076)	(120,258)	(1,624,334)